Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
IFRS Statement [Line Items]
Net income	$ 2,564	$ 3,306	$ 5,388	$ 4,887
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	(42)	166	297	410
Reclassification to earnings of net loss/(gain)	(3)	(15)	(9)	(14)
Changes in allowance for credit losses recognized in earnings	0	0	(1)	(1)
Income taxes relating to:
Change in unrealized gain/(loss)	12	(42)	(73)	(115)
Reclassification to earnings of net loss/(gain)	2	5	5	5
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	(31)	114	219	285
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	3,058	1,842	(825)	(523)
Reclassification to earnings of net loss/(gain)	0	0	0	(2)
Net gain/(loss) on hedges	(1,966)	(754)	466	88
Reclassification to earnings of net loss/(gain) on hedges	0	0	0	2
Income taxes relating to:
Net gain/(loss) on hedges	544	208	(132)	(309)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	1,636	1,296	(491)	(744)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	(517)	1,713	(242)	3,752
Reclassification to earnings of loss/(gain)	(1,246)	(1,069)	1,194	(1,063)
Income taxes relating to:
Change in gain/(loss)	149	(558)	60	(911)
Reclassification to earnings of loss/(gain)	328	289	(330)	322
Net change in gain/(loss) on derivatives designated as cash flow hedges	(1,286)	375	682	2,100
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	(30)	(49)	(257)	47
Income taxes	8	14	71	(30)
Remeasurement gain/(loss) on employee benefit plans	(22)	(35)	(186)	17
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	45	(170)	245	(157)
Income taxes	(11)	34	(65)	30
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	34	(136)	180	(127)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	54	115	0	(128)
Income taxes	(15)	(32)	0	34
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	39	83	0	(94)
Total other comprehensive income (loss)	314	2,150	1,230	2,137
Total comprehensive income (loss)	2,878	5,456	6,618	7,024
Attributable to:
Common shareholders	2,688	5,246	6,354	6,731
Preferred shareholders and other equity instrument holders	190	210	264	293
Schwab [Member]
Income taxes relating to:
Share of other comprehensive income (loss) from investment in Schwab	$ (56)	$ 453	$ 826	$ 700